SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Jul. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material. The most significant estimates impact the following transactions or account balances: stock compensation, liabilities (including the embedded derivative liability), warrant valuation, impairment of intangibles, fixed assets and projected operating results.

Net Loss Per Share

Basic net income or basic net loss per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the periods. Diluted earnings per share give effect to dilutive options, warrants, convertible debt and other potential common stock outstanding during the period. Therefore, in the case of a net loss the impact of the potential common stock resulting from warrants, outstanding stock options and convertible debt are not included in the computation of diluted loss per share, as the effect would be anti-dilutive. In the case of net income the impact of the potential common stock resulting from these instruments that have intrinsic value are included in the diluted earnings per share. The table sets forth the number of potential shares of common stock that have been excluded from diluted net income per share. In the calculation of diluted weighted average number of shares (for the three months ending July 31, 2011) approximately 52.3 million shares were included from convertible debt and 20.2 million shares from in-the-money warrants.  Approximately 53.5 million warrants (excluding approximately 25.6 million warrants held by an affiliate of Optimus) include anti-dilutive provisions to adjust the number and price of the warrants based on certain types of equity transactions.

	As of July 31,
	2011	2010
Warrants	96,994	40,550,218
Stock Options	27,317,424	-
Total	27,414,418	40,550,218

The following table sets forth information to compute earnings per share:

	Three Months Ended
	July 31,
	2011	2010
	(in thousands except share & per share data)
Basic net income (loss)	$3,456	$2,055
Less Income from Change in FV assuming note conversions	(2,217)	(261)
Add back unvested stock compensation expense	-	391
Add back interest expense assuming note conversion	1,747	119

Numerator for diluted income (loss) per share after assumed note conversion:	$2,986	$2,304
Weighted average common shares outstanding	228,375,277	166,101,987
Shares upon note conversion	52,321,063	6,205,716
Options	-	2,222,959
Warrants	20,151,486	10,485,375

Diluted weighted average common shares outstanding	300,847,826	185,016,037

Basic net income (loss) per share	$0.02	$0.01
Diluted net income (loss) per share	$0.01	$0.01

Research and Development Expenses

Research and development expenses include, but are not limited to, payroll and personnel expenses, lab expenses, clinical trial and related clinical manufacturing costs, facilities and related overhead costs.

Accounting for Stock-Based Compensation

Stock-based compensation is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton option-pricing model (hereinafter referred to as the “BSM model”) and is recognized as expense over the requisite service period. The BSM model requires various assumptions including volatility, forfeiture rates and expected option life. If any of the assumptions used in the BSM model change significantly, stock-based compensation expense may differ materially in the future from that recorded in the current period. See Note 5 for information on stock-based compensation expense incurred in the three months ending July 31, 2011.

Warrant Liability/Embedded Derivative Liability

The Company has outstanding Warrants and convertible features (Embedded Derivatives) in its outstanding Senior and Junior Subordinated Promissory Notes. In addition, the Company has outstanding Warrants and convertible features (Embedded Derivatives) on its short-term convertible promissory notes (May 2011 Notes) and an outstanding convertible feature (Embedded Derivative) on its long-term convertible promissory notes with accredited investors.  The Warrants and Embedded Derivatives are recorded at their relative fair values at issuance and will continue to be recorded at fair value each subsequent balance sheet date. Any change in value between reporting periods will be recorded at each reporting date. During the three months ended July 31, 2011, the Company reclassified some of its warrants from liabilities to equity resulting from the fact that the convertible promissory notes now, , have a fixed conversion price.  In addition, these warrants can only be settled through the issuance of shares and are not subject to anti-dilution provisions.  In the three months ended July 31, 2011, the Company reclassified approximately 498,000 warrants, valued at approximately $58,000, from liabilities to equity.

The convertible features (Embedded Derivatives) and warrants, with anti-dilution provisions and variable settlement options, will continue to be reported as liabilities until such time as they are exercised, expire, or mature at which time these derivatives will be adjusted to fair value and reclassified from liabilities to equity.

Recent Accounting Pronouncements

In April 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-17, Revenue Recognition—Milestone Method (Topic 605) - Milestone Method of Revenue Recognition - a consensus of the FASB Emerging Issues Task Force . This ASU provides guidance to vendors on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. This guidance is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.